Intangible Assets, Net - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
IntangibleAssets [Abstract]
Amortization expenses	¥ 852	$ 131	¥ 540	¥ 181
Year 1	1,455
Year 2	1,347
Year 3	655
Year 4	0
Year 5	¥ 0